Condensed Interim Consolidated Statements of Financial Position (Unaudited) - CAD ($)	Mar. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 5,314,247	$ 5,162,991
Prepaid expenses	483,286	470,725
Other receivables	691,551	804,630
TOTAL CURRENT ASSETS	6,489,084	6,438,346
NON-CURRENT ASSETS
Exploration and evaluation assets	36,332,411	31,823,982
Property, plant and equipment	3,285,028	3,394,670
TOTAL NON-CURRENT ASSETS	39,617,439	35,218,652
TOTAL ASSETS	46,106,523	41,656,998
CURRENT LIABILITIES
Trade payables and accrued liabilities	4,299,671	4,025,716
Current portion of lease liability	1,334,323	1,365,697
Promissory note	6,940,294	7,070,959
TOTAL CURRENT LIABILITIES	12,574,288	12,462,372
NON-CURRENT LIABILITIES
Vehicle financing	151,600	164,644
Provision for leave and severance	264,438	177,941
Lease liability	1,334,323	1,365,697
Deferred share units liability	455,292	298,000
TOTAL NON-CURRENT LIABILITIES	2,205,653	2,006,282
TOTAL LIABILITIES	14,779,941	14,468,654
SHAREHOLDERS’ EQUITY
Share capital – common	98,134,854	91,144,268
Share capital – preferred	31,516	31,516
Reserve	15,541,256	15,257,140
Deficit	(80,478,189)	(78,092,605)
Foreign currency translation reserve	(1,902,855)	(1,151,975)
TOTAL SHAREHOLDERS’ EQUITY	31,326,582	27,188,344
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 46,106,523	$ 41,656,998